SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
	Nov. 14, 2017	Dec. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jul. 01, 2017 USD ($) $ / shares	Apr. 01, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 24, 2016 USD ($) $ / shares	Jun. 25, 2016 USD ($) $ / shares	Mar. 26, 2016 USD ($) $ / shares	Dec. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 26, 2015 USD ($) $ / shares shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock split ratio	3
Numerator:
Net earnings attributable to controlling interest | $		$ 31,115	$ 33,693	$ 33,642	$ 21,062	$ 20,750	$ 27,819	$ 33,398	$ 19,212	$ 119,512	$ 101,179	$ 80,595
Adjustment for earnings allocated to non-vested restricted common stock | $										(2,225)	(1,595)	(1,059)
Net earnings for calculating EPS | $										$ 117,287	$ 99,584	$ 79,536
Denominator:
Weighted average shares outstanding (in shares)										61,416	61,089	60,552
Adjustment for non-vested restricted common stock (in shares)										(1,143)	(963)	(795)
Shares for calculating basic EPS (in shares)										60,273	60,126	59,757
Effect of dilutive stock options (in shares)										90	99	108
Shares for calculating diluted EPS (in shares)										60,363	60,225	59,865
Net earnings per share
Basic (USD per share) | $ / shares		$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 0.34	$ 0.45	$ 0.55	$ 0.32	$ 1.95	$ 1.66	$ 1.33
Diluted (USD per share) | $ / shares		$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 0.34	$ 0.45	$ 0.55	$ 0.32	$ 1.94	$ 1.65	$ 1.33